Fair Value Measurement (Tables)	12 Months Ended
May 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Available-for-Sale Securities Recorded in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis

	As of May 31, 2021
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Long-term investments:
Equity securities with readily determinable fair values (b)	24,418	—	—	24,418
Available-for-sale investments (c)	—	159,083	65,232	224,315

Total	24,418	159,083	65,232	248,733

	As of May 31, 2022
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	US$	US$	US$	US$
Short-term investments:
Trading securities (a)	70,602	—	—	70,602
Long-term investments:
Equity securities with readily determinable fair values (b)	7,561	—	—	7,561
Available-for-sale investments (c)	—	10,029	162,974	173,003

Total	78,163	10,029	162,974	251,166

(a)	The short term investments of money market funds are valued at their daily closing price as reported by the funds and are classified Level 1 measurement.
(b)
The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.

(c)
As of May 31, 2022, the fair value of
available-for-sale
investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979. As of May 31, 2021, the fair value of total available-for-sale
investments amounted to US$224,315, with original cost of US$123,079 and unrealized gain of US$101,236.

Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs	The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (Level 3).

Level 3 investments
US$
Balance as of June 1, 2020	159,926
Initial recognition	35,705
Transfer to Level 2	(122,109)
Disposals	(16,370)
Unrealized gain	24,507
Impairment	(26,289)
Foreign exchange difference	9,862

Balance as of May 31, 2021	65,232
Transfer from Level 2	133,030
Transfer to Level 2	(15,705)
Unrealized gain	2,015
Impairment	(15,632)
Foreign exchange difference	(5,966)

Balance as of May 31, 2022	162,974